Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Treasury Stock, Shares		187,000,000	82,000,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		21,000,000
Stock Repurchase Program, Authorized Amount	$ 1,000,000,000		$ 1,000,000,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			37,000,000
Stock Repurchased During Period, Shares		105,000,000	82,000,000
Payments for Repurchase of Common Stock		$ 600,000,000	$ 492,000,000